CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2023
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

4.   CASH AND CASH EQUIVALENTS

The breakdown of cash and cash equivalents is as follows:

		2022		2023
		Balance		Balance
		Currency	Rupiah	Currency	Rupiah
	Currency	(in million)	equivalent	(in million)	equivalent
Cash on hand	Rp	—	11	—	14
Cash in bank
Related parties
PT Bank Mandiri (Persero) Tbk (“Bank Mandiri”)	Rp	—	6,413	—	3,346
	US$	49	758	37	572
	EUR	2	34	2	38
	JPY	6	1	6	1
	HKD	3	5	1	3
	AU$	0	0	0	0
PT Bank Negara Indonesia (Persero) Tbk (“BNI”)	Rp	—	4,298	—	4,228
	US$	7	111	4	64
	SGD	0	0	0	0
	EUR	0	0	0	0
PT Bank Tabungan Negara (Persero) Tbk ("BTN")	Rp	—	2,713	—	2,597
PT Bank Rakyat Indonesia (Persero) Tbk ("BRI")	Rp	—	2,691	—	1,471
	US$	11	179	0	6
	TWD	—	—	1	0
Bank Pembangunan Daerah ("BPD")	Rp	—	75	—	140
Others (each below Rp100 billion)	Rp	—	282	—	80
	US$	0	0	0	0
Sub-total			17,560		12,546

Third parties
The Hongkong and Shanghai Banking Corporation Ltd. ("HSBC Hongkong")	US$	55	861	43	661
	HKD	5	10	5	9
Standard Chartered Bank (“SCB”)	US$	16	245	14	215
	SGD	5	53	6	74
PT Bank CIMB Niaga Tbk (”Bank CIMB Niaga”)	Rp	—	1,379	—	265
	US$	0	5	0	2
PT Bank Central Asia Tbk (“BCA”)	Rp	—	80	—	144
	US$	0	3	0	3
DBS Bank (Hong Kong) Ltd. ("DBS Hong Kong")	US$	0	0	9	138
	HKD	0	0	0	0
Citibank, N.A. (“Citibank”)	Rp	—	10	—	6
	US$	5	80	8	127
	EUR	—	—	0	0
Others (each below Rp100 billion)	Rp	—	600	—	198
	US$	12	187	10	151
	TWD	58	29	41	21
	MYR	5	17	5	15
	AU$	2	23	0	5
	MMK	386	3	353	3
	SGD	2	29	3	36
	EUR	0	0	—	—
Sub-total			3,614		2,073
Total of cash in bank			21,174		14,619

Time deposit
Related parties
BRI	Rp	—	845	—	1,550
	US$	21	319	22	340
BNI	Rp	—	378	—	1,266
	US$	9	145	23	353
BPD	Rp	—	25	—	1,569
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk (“BJB”)	Rp	—	1,423	—	1,419
PT Bank Syariah Indonesia Tbk. (“BSI”)	Rp	—	1,220	—	1,160
BTN	Rp	—	1,655	—	1,065
Mandiri	Rp	—	843	—	513
	US$	31	489	25	392
Sub-total			7,342		9,627

Time deposits (continued)
Third parties
PT Bank Mega Tbk (“Bank Mega”)	Rp	—	1,986	—	1,433
	US$	12	181	20	312
PT Bank Tabungan Pensiunan Nasional Syariah Tbk ("BTPN Syariah")	Rp	—	—	—	137
Bank CIMB Niaga	Rp	—	122	—	928
	US$	11	168	5	70
PT Bank Maybank Indonesia Tbk (“Maybank”)	Rp	—	220	—	658
	US$	14	224	23	358
	MYR	2	6	—	—
PT Bank Danamon Indonesia Tbk (“Bank Danamon”)	Rp	—	40	—	491
	US$	9	133	9	137
Others (each below Rp100 billion)	Rp	—	341	—	60
	US$	—	—	10	156
	MYR	—	—	2	8
Sub-total			3,421		4,748

Total of time deposits			10,763		14,375
Allowance for expected credit losses			(1)		(1)
Total			31,947		29,007

Interest rates per annum on time deposits are as follows:

	2022	2023
Rupiah	1.95% ‑ 6.50%	1.95% ‑ 7.25%
Foreign currencies	0.25% ‑ 4.05%	2.50% ‑ 5.50%

The Group placed the majority of its cash and cash equivalents in state-owned banks (related party) because they have the most extensive branch networks in Indonesia and are considered to be financially sound banks.